Note 6 - Short-term investments (Details Textual) - US Treasury Bill Securities [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Investment Owned, Balance, Principal Amount	$ 18,991	$ 18,591
Investment Owned, Cost	$ 18,591	$ 18,389